Australian Taxation Office - Amended Assessment (Details) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended						1 Months Ended	3 Months Ended
	Feb. 29, 2012 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Mar. 31, 2011 AUD	Mar. 31, 2007 USD ($)	Mar. 31, 2007 AUD	Mar. 31, 2006 RCI [Member] AUD	Mar. 31, 2006 RCI [Member] AUD	Mar. 07, 2012 RCI [Member] USD ($)	Mar. 07, 2012 RCI [Member] AUD	Feb. 27, 2012 RCI [Member] USD ($)	Feb. 27, 2012 RCI [Member] AUD
Income Tax Examination [Line Items]
Initial ATO Amended Assessment										412.0
Amended assessment total after remissions of general interest charges											368.0
Refund of amended assessment paid to subsidiary												130.5	121.8	265.8	248.0
Australian Taxation Office - Amended Assessment (Textual) [Abstract]
Percentage of ATO amended assessment paid								50.00%	50.00%
Amount of total ATO amended assessment paid								152.5	184.0
General interest charges on the unpaid portion of amended assessment				68.3	63.7
Percentage of unpaid outcome of ATO amended assessment guaranteed by the Company								50.00%	50.00%
Recognised expense after removing deposit with ATO						345.2	388.0
Uncertain tax position						198.1	184.3
Translation spot exchange rate	1.0714
Cash remitted to ATO during appeal proceedings	197.5				184.3
Aggregate refund amended assessment				396.3	369.8
Income tax benefit from RCI's successful appeal		485.2	452.9
Reversal of provision for unpaid portion of amended assessment				197.5	184.3
Reversal of general interest charges recognised				$ 108.6	101.2